POMONA INVESTMENT FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2022 (UNAUDITED)

Private Equity Investments (97.75%)(a)(b)	Geographic Region(c)	Acquisition Date	Fair Value
Direct Investments/Co-Investments (3.20%)
BSV Opportunities B,F.C.R.E(d)	Europe	12/16/2021	$6,693,274
Dyal V Nimbus Cayman (B), L.P.	North America	09/10/2021	8,876,045
Dyal V Nimbus U.S. (A), LLC	North America	09/10/2021	1,145,240
Investcorp Aspen Offshore Fund, L.P.(d)	Rest of World	07/01/2019	8,294,713
Roark Capital Partners II Sidecar, L.P.(d)	North America	10/18/2018	1,580,497
Total Direct Investments/Co-Investments			26,589,769

Primary Investments (4.72%)
Aberdeen U.S. Private Equity VIII (Offshore), L.P.	Europe	04/11/2019	3,096,119
Accel-KKR Capital Partners VII, L.P.(d)	North America	12/16/2022	–
Accel-KKR Growth Capital Partners IV, L.P.(d)	North America	12/17/2021	510,744
Berkshire Fund X-A, L.P.(d)	North America	09/22/2020	4,274,732
CB Offshore Equity X, L.P.	North America	11/20/2020	1,915,347
Clearlake Capital Partners VII (USTE), L.P.	North America	09/17/2021	1,946,369
Dyal V Offshore Investors, L.P.	North America	09/20/2021	1,907,969
Genstar Capital Partners X, L.P.(d)	North America	04/01/2021	2,630,971
Green Equity Investors Side IX, L.P.(d)	North America	03/01/2022	–
Hellman & Friedman Capital Partners IX (Parallel), L.P.(d)	North America	09/28/2018	2,302,168
Hellman & Friedman Capital Partners X (Parallel), L.P.(d)	North America	05/10/2021	2,452,780
Hellman & Friedman Capital Partners XI (Parallel), L.P.(d)	North America	12/16/2022	–
Roark Capital Partners V (TE), L.P.	North America	04/30/2018	5,893,105
Roark Capital Partners VI (TE), L.P.(d)	North America	01/28/2022	1,584,816
TA XIV-B, L.P.(d)	North America	05/27/2021	2,629,488
The Veritas Capital Fund VII, L.P.(d)	North America	10/10/2019	3,869,651
The Veritas Capital Fund VIII, L.P.(d)	North America	03/16/2022	1,842,371
Thoma Bravo Explore Fund II-A, L.P.(d)	North America	02/03/2022	–
Thoma Bravo Fund XV-A, L.P.	North America	02/03/2022	2,412,035
Vista Equity Partners Fund VIII-A, L.P.(d)	North America	04/27/2022	(4,460)
Total Primary Investments			39,264,205

Seasoned Primary Investments (5.53%)
Aerospace, Transportation and Logistics Fund II, L.P.(d)	North America	03/31/2019	1,927,160
Avista Capital Partners (Offshore) IV, L.P.	North America	12/01/2017	354,272
Gryphon Partners IV, L.P.(d)	North America	06/08/2016	5,948,013
Gryphon Partners VI-A, L.P.	North America	12/17/2021	6,452,210
Insight Partners (Cayman) XII Buyout Annex Fund, L.P.(d)	North America	10/26/2021	2,920,332
Ironsides Offshore Direct Investment Fund V, L.P.(d)	North America	12/31/2019	4,003,100
L Catterton IX, L.P.(d)	North America	03/09/2021	6,095,359
Merit Mezzanine Fund VI, L.P.	North America	03/02/2018	2,248,721
OceanSound Partners Fund, L.P.(d)	North America	01/31/2022	8,650,000
Sorenson Capital Partners IV-B, L.P.(d)	North America	01/11/2022	3,708,690
VSS Structured Capital Parallel III, L.P.	North America	01/26/2018	3,620,055
Total Seasoned Primary Investments			45,927,912

Secondary Investments (84.30%)
ABRY Partners V, L.P.(d)	North America	12/31/2018	4,464
Accel-KKR Capital Partners CV III, L.P.(d)	North America	06/30/2021	2,835,680
Accel-KKR Capital Partners III, L.P.(d)	North America	06/30/2021	19,118
Advent International GPE VI-A Limited Partnership(d)	North America	03/31/2021	173,283

Private Equity Investments (97.75%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (84.30%) (continued)
Advent International GPE VII-B Limited Partnership(d)	North America	06/30/2015	$744,337
Advent International GPE VIII-B-2, L.P.(d)	North America	03/31/2022	3,155,793
Advent International GPE VIII-C Limited Partnership(d)	North America	12/31/2019	2,305,221
AEA EXC CF, L.P.(d)	North America	08/12/2022	11,153,110
American Securities Partners V, L.P.(d)	North America	03/31/2022	6,434
American Securities Partners VI, L.P.(d)	North America	03/31/2022	2,277,283
American Securities Partners VII, L.P.(d)(e)	North America	12/30/2022	42,831,134
AP VIII Private Investors Offshore (USD), L.P.(d)	North America	06/30/2017	57,793
AP VIII Private Investors, LLC(d)	Europe	06/28/2019	1,163,628
Apax Europe VI - A, L.P.(d)	Europe	12/30/2016	201,966
Apax Europe VII, L.P.(d)	Europe	03/31/2021	29,343
Apollo Investment Fund VI, L.P.(d)	North America	12/31/2018	67,754
Apollo Investment Fund VII, L.P.	North America	09/29/2017	16,425
Ares Corporate Opportunities Fund III, L.P.(d)	North America	12/31/2019	47,837
Artiman Ventures III, L.P.(d)	North America	03/31/2021	692,266
Astorg VI SLP(d)	Europe	03/31/2022	2,457,988
Astorg VII SLP(d)	Europe	03/31/2022	8,033,582
Atlas Capital Resources, L.P.(d)	North America	06/30/2021	476,621
Audax Mezzanine Fund III, L.P.	North America	09/30/2016	658,588
Audax Private Equity Fund Aspen CF, L.P.(d)	North America	03/24/2022	8,052,832
Audax Private Equity Fund II, L.P.(d)	North America	12/31/2018	25,903
Audax Private Equity Fund III, L.P.(d)	North America	09/30/2015	198,432
Audax Private Equity Fund, L.P.(d)	North America	12/31/2018	13,172
Audax Senior Loan Fund III, L.P.	North America	09/28/2018	321,286
Avista Capital Partners (Offshore) II, L.P.(d)	North America	12/31/2019	228,247
Avista Capital Partners III, L.P.(d)	North America	12/31/2019	1,571
Avista Healthcare Partners, L.P.(d)	North America	12/31/2019	292,160
Bain Capital Asia Fund II, L.P.(d)	North America	12/31/2019	2,038,363
Bain Capital Distressed and Special Situations 2013 E, L.P.(d)	North America	06/30/2015	77,192
Bain Capital Empire Holdings, L.P.(d)	North America	09/21/2022	16,497,217
Bain Capital Europe Fund III, L.P.(d)	North America	12/30/2016	199,836
Bain Capital Fund VII, L.P.(d)	North America	12/29/2017	7,657,703
Bain Capital Fund X, L.P.(d)	North America	12/30/2015	1,814,167
Bain Capital VII Coinvestment Fund, L.P.(d)	North America	12/29/2017	102,926
BC Asia III Private Investors, L.P.	North America	06/30/2020	2,400,586
BC Europe IV Private Investors, L.P.	North America	06/30/2020	1,004,397
BC European Capital IX-8, L.P.(d)	Europe	12/31/2020	917,428
BC Life Sciences Private Investors, L.P.(d)	North America	06/30/2020	1,734,228
BC XI Private Investor, L.P.	North America	06/30/2020	2,013,228
BC XII Private Investors, L.P.	North America	06/30/2020	4,354,924
BCP V-S, L.P.(d)	North America	09/29/2017	(85)
Berkshire Fund IX, L.P.	North America	09/03/2021	10,136,179
Berkshire Fund VI, Limited Partnership(d)	North America	12/31/2018	4,510,786
Berkshire Fund VII, L.P.(d)	North America	12/31/2018	208,514
Berkshire Fund VIII (IND), L.P.	North America	09/03/2021	6,584,862
Blackstone Capital Partners V, L.P.(d)	North America	09/29/2017	26,541
Bridgepoint Europe IV, L.P.(d)	Europe	03/31/2021	217,488
Carlyle Partners V, L.P.(d)	North America	12/31/2019	96,156
Carlyle US Equity Opportunity Fund II, L.P.	North America	06/30/2022	1,955,209
Catterton Growth Partners, L.P.(d)	North America	06/30/2021	998,985
CD&R Value Building Partners I, L.P.	North America	12/02/2021	10,730,726
CDRF8 Private Investors, LLC(d)	North America	06/30/2017	131,294
Centerbridge Seaport Acquisition Fund, L.P.(d)	North America	04/27/2022	7,500,000
Cerberus Institutional Partners, L.P. - Series Four	North America	12/30/2016	329,650
Charlesbank Equity Fund IX, Limited Partnership	North America	03/31/2022	4,200,669
Charlesbank Equity Fund VIII, Limited Partnership	North America	03/31/2022	1,578,438

Private Equity Investments (97.75%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (84.30%) (continued)
Charterhouse Capital Partners IX, L.P.(d)	Europe	12/31/2021	$112,607
CHP III, L.P.(d)	North America	09/29/2017	121,321
CI Capital Investors II, L.P.(d)	North America	12/31/2019	113,151
CI Capital Investors III, L.P.	North America	12/31/2019	19,516,665
Clayton, Dubilier & Rice Fund IX, L.P.(d)	North America	06/30/2022	5,326,445
Clayton, Dubilier & Rice Fund XI, L.P.(d)	North America	06/30/2022	1,567,008
Clearlake Capital Partners II, L.P.	North America	09/30/2022	10,142
Clearlake Capital Partners III, L.P.	North America	09/30/2022	35,505
Clearlake Capital Partners IV, L.P.	North America	12/31/2019	2,625,984
Clearlake Capital Partners V (Offshore), L.P.(d)	North America	12/30/2022	627,426
Clearlake Capital Partners V, L.P.	North America	09/30/2022	23,806,492
Clearlake Capital Partners VI, L.P.(d)	North America	09/30/2022	2,177,531
Clearlake Opportunities Partners (P-Offshore) L.P	North America	12/31/2019	922,585
Coller International Partners VI, L.P.(d)	Europe	12/31/2021	407,795
Comvest Capital II International (Cayman), L.P.	North America	06/29/2018	49,748
Comvest Capital III International (Cayman), L.P.	North America	06/29/2018	622,356
Court Square Capital Partners (Offshore) III, L.P.	North America	12/31/2020	856,580
CVC Capital Partners VI, L.P.(d)	Europe	12/30/2022	16,005,096
CVC Capital Partners VII (A), L.P.	Europe	08/15/2022	4,039,974
CVC European Equity Partners V (A), L.P.(d)	Europe	12/30/2022	184,422
DCM IV, L.P.(d)	North America	06/30/2015	47,479
DCM V, L.P.(d)	North America	06/30/2015	119,608
DCM VI, L.P.(d)	North America	06/30/2015	502,639
Dyal US Investors, L.P.	North America	03/31/2022	1,420,236
EQT VI (No.1) Limited Partnership(d)	Europe	12/31/2021	7,369
EQT VII (No.1) Limited Partnership(d)	Europe	12/31/2020	723,593
EQT VIII (No.1) SCSp(d)	Europe	12/31/2020	1,522,101
Equistone Partners Europe Fund IV, L.P.(d)	Europe	12/31/2021	654,044
Fifth Cinven Fund (No.3) Limited Partnership	Europe	12/31/2021	1,600,502
Five Arrows Florence Continuation Fund SCSp(d)	North America	05/05/2022	9,104,749
Francisco Partners II, L.P.(d)	North America	12/31/2018	8,044
FSN Capital IV, L.P.(d)	Europe	12/31/2019	84,220
General Atlantic Investment Partners 2013, L.P.	North America	12/31/2019	2,372,198
Genstar Capital Partners V, L.P.(d)	North America	03/31/2022	84,076
Genstar Capital Partners VI, L.P.(d)	North America	03/31/2022	996,508
Genstar Capital Partners VII (EU), L.P.(d)	North America	12/31/2020	891,149
Genstar Capital Partners VII, L.P.(d)	North America	03/31/2022	7,757,189
Genstar Capital Partners VIII BL (EU), L.P.	North America	12/31/2020	2,641,735
Genstar VIII Opportunities Fund I (EU), L.P.(d)	North America	12/31/2020	1,902,131
GESD Investors II, L.P.(d)	North America	09/29/2017	43,331
Green Equity Investors CF II, L.P.(d)	North America	11/30/2021	1,256,225
Green Equity Investors CF, L.P.(d)	North America	04/26/2021	2,905,257
Green Equity Investors Side VI, L.P.(d)	North America	06/30/2021	5,044,142
Green Equity Investors V, L.P.(d)	North America	09/29/2017	160,684
Green Equity Investors VI, L.P.(d)	North America	09/30/2022	4,038,010
Gridiron Capital Fund II, L.P.(d)	North America	12/31/2019	837,897
Gridiron Energy Feeder I, L.P.(d)	North America	05/10/2017	2,481,692
Gryphon Co-Invest Fund IV, L.P.(d)	North America	12/31/2020	299,233
Gryphon Mezzanine Partners II, L.P.(d)	North America	12/30/2022	13,690,737
Gryphon Mezzanine Partners, L.P.(d)	North America	12/30/2022	3,863,649
Gryphon Partners 3.5, L.P.(d)	North America	12/31/2020	94,485
Gryphon Partners IV, L.P.(d)	North America	12/31/2020	1,830,158
Gryphon Partners V-A, L.P.(d)	North America	12/31/2020	2,762,215
GS Capital Partners VI Parallel, L.P.(d)	North America	12/31/2019	31,944
GSO Capital Opportunities Overseas Fund, L.P.(d)	North America	12/30/2015	67,386
GSO Private Investors Offshore II, L.P.	North America	06/30/2017	46,954

Private Equity Investments (97.75%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (84.30%) (continued)
GTCR Fund X/C, L.P.(d)	North America	12/31/2021	$15,735
H&F Arrow 2, L.P.(d)	North America	08/28/2020	2,186,445
H&F Executives IX, L.P.(d)	North America	09/30/2020	2,873,457
H&F Executives VIII, L.P.	North America	09/30/2020	3,073,738
H.I.G. Bayside Debt & LBO Fund II, L.P.	North America	12/31/2018	544,048
H.I.G. Bayside Loan Opportunity Cayman Fund II, L.P.(d)	North America	03/31/2021	132,396
H.I.G. Capital Partners IV, L.P.	North America	12/31/2018	276,751
Halifax Capital Partners IV, L.P.	North America	03/31/2022	4,749,311
Hamilton Lane-Carpenters Partnership Fund IV, L.P.	North America	03/31/2022	15,563,081
Hamilton Lane-Carpenters Partnership Fund V, L.P.(d)	North America	03/31/2022	6,519,440
Harvest Partners Structured Capital Fund II, L.P.(d)	North America	12/30/2022	23,578,660
Harvest Partners Structured Capital Fund III, L.P.(d)	North America	12/30/2022	10,261,311
Harvest Partners Structured Capital Fund, L.P.(d)	North America	12/30/2022	19,423,771
Hellman & Friedman Capital Partners VII (Parallel), L.P.(d)	North America	06/28/2019	1,230,997
Hellman & Friedman Capital Partners VII, L.P.(d)	North America	06/30/2021	860,091
HFCP VII (Parallel-A), L.P.(d)	North America	09/30/2021	430,907
HPE Continuation Fund I C.V.(d)	Europe	05/27/2021	3,657,135
Icon Partners II, L.P.	North America	03/27/2021	307,348
Icon Partners III, L.P.(d)	North America	04/13/2021	2,895,897
Insight Equity I, L.P.(d)	North America	12/31/2018	7,607
Insight Equity II, L.P.(d)	North America	12/31/2018	387,986
Insight Partners Continuation Fund, L.P.	North America	08/14/2019	8,124,620
Insight Venture Partners (Cayman) IX, L.P.	North America	09/30/2019	2,658,977
Insight Venture Partners (Cayman) VIII, L.P.	North America	09/30/2019	1,799,423
Insight Venture Partners Coinvestment Fund (Delaware) III, L.P.(d)	North America	09/30/2019	249,986
Insight Venture Partners Coinvestment Fund II, L.P.	North America	06/30/2015	1,131,933
Insight Venture Partners Coinvestment Fund III, L.P.(d)	North America	06/30/2015	123,081
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.(d)	North America	09/30/2019	897,001
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.(d)	North America	09/30/2019	55,686
Insight Venture Partners IX, L.P.	North America	09/30/2019	68,082
Insight Venture Partners VII, L.P.	North America	06/30/2015	2,238,522
Insight Venture Partners VIII (Co-Investors), L.P.	North America	12/31/2019	216,120
Insight Venture Partners VIII, L.P.	North America	06/30/2015	2,735,671
JMI Equity Fund VI, L.P.	North America	09/29/2017	9,903
Kelso Investment Associates IX, L.P.(d)	North America	03/31/2022	1,870,339
Kelso Investment Associates VIII, L.P.(d)	North America	09/29/2017	584,190
KKR 2006 Fund, L.P.	North America	09/29/2017	19,662
KKR 2006 Private Investors Offshore, L.P.	North America	06/30/2017	108,799
KKR Americas Fund XII, L.P.	North America	03/31/2021	3,153,871
KKR China Growth Fund, L.P.(d)	North America	12/31/2021	435,349
KKR North America Fund XI, L.P.	North America	12/31/2021	1,023,902
KPS Special Situations Fund III (Supplemental Feeder), Ltd.(d)	North America	09/29/2017	4,614
KPS Special Situations Fund III, L.P.(d)	North America	09/29/2017	3,349
Lightspeed Venture Partners IX, L.P.(d)	North America	12/31/2020	3,297,564
Lion/Simba Investors, L.P.	Europe	12/21/2020	4,551,391
Littlejohn Fund III, L.P.(d)	North America	12/31/2018	23,133
Littlejohn Fund IV, L.P.(d)	North America	12/30/2015	831,954
Lovell Minnick Equity Partners III, L.P.	North America	06/30/2021	719,619
Madison Dearborn Capital Partners VI-C, L.P.(d)	North America	03/31/2021	163,977
Madison Dearborn Capital Partners VII, L.P.	North America	03/31/2022	7,688,619
Madison International Real Estate Liquidity Fund V(d)	North America	06/30/2015	1,526
Marlin Equity III, L.P.(d)	North America	06/30/2021	45,010
Mason Wells Buyout Fund III Limited Partnership(d)	North America	03/31/2021	2,947
MDP Fund, L.P.(d)	Europe	06/30/2015	75,206

Private Equity Investments (97.75%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (84.30%) (continued)
Merchant Banking Partners IV, L.P.(d)	North America	09/29/2017	$14,020
Montagu+ SCSp(d)	Europe	11/10/2021	8,156,594
Montreux Equity Partners IV, L.P.(d)	North America	09/29/2017	410,767
MPE Partners II, L.P.	North America	06/28/2019	1,506,457
MSouth Equity Partners II, L.P.	North America	12/31/2019	529,983
Nautic Partners VI-A, L.P.(d)	North America	12/31/2019	329,620
Navis Asia Fund VI, L.P.	Rest of World	03/31/2021	31,786
NB SPV, L.P.(d)	North America	08/27/2021	4,923,259
New Enterprise Associates 12, Limited Partnership(d)	North America	09/29/2017	43,063
New Mountain Partners III, L.P.(d)	North America	09/29/2017	98,434
NewView Capital Fund I, L.P.(d)	North America	10/31/2018	6,371,048
North Bridge Growth Equity I, L.P.(d)	North America	12/31/2020	58,085
North Bridge Growth Equity II, L.P.(d)	North America	12/31/2020	8,487,308
Oak Investment Partners XII, Limited Partnership(d)	North America	03/31/2019	123,488
Oaktree Opportunities Fund IX (Cayman), L.P.(d)	North America	12/31/2021	2,221,963
Oaktree Opportunities Fund VIII (Cayman), Ltd.	North America	12/31/2021	16,139
Oaktree Private Investment Fund 2010, L.P.	North America	06/30/2015	57,526
Paladin III (HR), L.P.(d)	North America	09/29/2017	161,778
Pamlico Capital III, L.P.(d)	North America	12/31/2019	2,894,165
Parthenon Investors II, L.P.(d)	North America	12/31/2018	146,037
Parthenon Investors III, L.P.	North America	12/31/2018	545,369
Pegasus WSJLL Fund, L.P.(d)	North America	12/13/2021	9,758,179
Permira IV Feeder, L.P.(d)	Europe	04/23/2020	8,583,825
Platinum Equity Capital Partners II	North America	09/29/2017	148,215
PRO SPV, L.P.(d)	North America	08/27/2021	8,211,858
Providence Equity Partners IV, L.P.(d)	North America	12/30/2016	13,932
Providence Equity Partners V, L.P.(d)	North America	12/30/2016	30,708
Providence Equity Partners VI, L.P.	North America	12/30/2016	515,527
Providence Equity Partners VII, L.P.	North America	09/29/2017	298,095
PT2-A, L.P.(d)	North America	12/16/2021	7,049,059
PTEV-A, L.P.(d)	North America	12/30/2021	3,919,121
RCF V Annex Fund, L.P.(d)	Rest of World	06/30/2021	20,560
Resource Capital Fund V, L.P.(d)	Rest of World	06/30/2021	84,379
Riverside Capital Appreciation Fund V, L.P.	North America	03/31/2021	348,433
Roark Capital Partners CF RI, L.P.(d)	North America	08/26/2022	886,041
Roark Capital Partners CF, L.P.(d)	North America	05/11/2022	7,470,476
Roark Capital Partners II, L.P.	North America	06/29/2018	407,618
Roark Capital Partners III, L.P.	North America	06/29/2018	5,985,212
Roark Capital Partners IV, L.P.	North America	06/29/2018	7,291,764
Samson Brunello 2, L.P.(d)	North America	02/19/2021	1,303,841
Samson Hockey 2, L.P.(d)	North America	12/23/2020	1,925,219
Samson Shield 2, L.P.(d)	North America	12/23/2020	3,501,221
Saw Mill Capital Partners, L.P.(d)	North America	09/29/2017	65,713
Seidler Equity Partners IV, L.P.	North America	06/30/2021	1,553,551
Silver Lake Partners III, L.P.(d)	North America	12/31/2018	104,936
Silver Lake Partners V, L.P.	North America	06/30/2020	2,494,774
Sixth Cinven Fund (No. 2) Limited Partnership(d)	Europe	12/30/2022	1,921,483
Sixth Cinven Fund (No. 4) Limited Partnership	Europe	06/28/2019	2,547,888
Sixth Street Opportunities Partners III (B), L.P.	North America	06/30/2015	27,789
SL SPV-2, L.P.	North America	02/14/2019	913,719
Sorenson Capital Partners III, L.P.(d)	North America	12/31/2021	11,307,129
Sterling Capital Partners IV, L.P.(d)	North America	12/31/2021	811,792
Summit Partners Growth Equity Fund VIII-B, L.P.	North America	12/31/2021	1,606,977
Summit Partners Private Equity Fund VII-A, L.P.	North America	12/31/2018	293,959
Sun Capital Partners IV, L.P.(d)	North America	12/31/2018	96,917
Sun Capital Partners V, L.P.	North America	12/31/2018	161,967

Private Equity Investments (97.75%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (84.30%) (continued)
SunTx Capital Partners II, L.P.(d)	North America	12/31/2019	$1,707,170
TA Atlantic and Pacific VI, L.P.	North America	03/31/2021	52,530
TCW/Crescent Mezzanine Partners VB, L.P.(d)	North America	12/30/2015	38,811
Tennenbaum Opportunities Fund V, LLC(d)	North America	09/29/2017	140,069
The Veritas Capital Fund V, L.P.(d)	North America	06/28/2019	21,760,401
The Veritas Capital Fund VI, L.P.(d)	North America	03/31/2022	13,543,376
Thomas H. Lee Parallel (Cayman) Fund VII, L.P.(d)	North America	06/29/2018	2,187,930
TowerBrook Investors III, L.P.(d)	North America	12/31/2019	38,192
TPF II-A, L.P.(d)	North America	12/31/2019	9,014
TPG Growth III (A), L.P.	North America	12/31/2019	1,923,191
TPG Partners V, L.P.(d)	North America	09/29/2017	8,126
TPG Partners VI, L.P.	North America	09/29/2017	748,491
TPG STAR, L.P.(d)	North America	09/29/2017	218,757
Triton Fund III, L.P.(d)	Europe	03/31/2021	41,123
Vista Equity Partners Fund V, L.P.(d)	North America	09/30/2018	14,690,677
Warburg Pincus Global Growth, L.P.(d)	North America	06/30/2022	5,827,911
Warburg Pincus Private Equity XI, L.P.	North America	12/31/2021	2,842,614
Warburg Pincus Private Equity XI-B, L.P.(d)	North America	03/31/2022	3,801,984
Warburg Pincus Private Equity XII, L.P.	North America	06/30/2022	6,143,778
Warburg Pincus Private Equity XII-B, L.P.	North America	03/31/2022	6,149,330
Webster Equity Partners Bristol CF, L.P.(d)	North America	10/15/2021	6,695,306
Wellspring Capital Partners IV, L.P.(d)	North America	06/30/2015	3,774
White Deer Energy, L.P.(d)	North America	06/30/2021	81,054
Wind Point Partners AAV, L.P.(d)	North America	06/29/2021	1,047,660
Wind Point Partners VII-B, L.P.(d)	North America	09/29/2017	446,435
WP AUSA, L.P.(d)	North America	07/22/2019	8,236,381
Total Secondary Investments			700,646,249

Total Private Equity Investments
(Cost $737,035,694)			$812,428,135

Short-Term Investments (11.58%)	Fair Value
Money Market Funds (11.58%)
Fidelity Government Portfolio, Class I, 4.07%(f)	95,209,798
JPMorgan US Government Money Market Fund, 4.25%(f)	1,046,505

Total Money Market Funds	96,256,303

Total Short-Term Investments
(Cost $96,256,303)	$96,256,303

Total Investments (109.33%)
(Cost $833,291,997)	$908,684,438

Liabilities in Excess of Other Assets (-9.33%)	(77,509,656)
Net Assets (100.00%)	$831,174,782

(a)	Private Equity Investments are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of December 31, 2022 was $737,035,694 and $812,428,135, respectively.
(b)	Pomona Investment Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Private Equity Investment does not necessarily reflect the actual cost of each such investment. The information regarding the Private Equity Investments, as listed in the Consolidated Schedule of Investments above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates. As of December 31, 2022, the aggregate cost of each investment restricted to resale was: $6,544,844, $3,117,873, $3,650,581, $4,414,568, $918,408, $1,878,120, $–, $573,069, $3,868,915, $1,679,639, $2,016,864, $2,068,335, $2,502,590, $–, $1,934,834, $2,725,853, $–, $3,776,900, $1,434,790, $2,900,000, $2,741,374, $1,935,623, $–, $2,563,705, $–, $1,869,801, $390,084, $3,568,010, $6,292,110, $3,175,000, $2,458,321, $5,465,301, $2,382,370, $5,961,996, $3,729,084, $2,757,268, $28,494, $3,814,081, $11,589, $41,815, $1,784,694, $2,920,982, $1,647,972, $11,204,532, $4,125, $1,823,663, $33,534,064, $161,383, $1,882,323, $406,876, $20,004, $207,218, $297,374, $585,763, $547,290, $3,873,937, $6,339,524, $1,211,082, $1,433,742, $7,370,000, $3,942, $2,308,026, $2,154, $462,949, $7,041, $–, $370,995, $2,211,922, $–, $16,628,815, $962,325, $5,516,370, $4,222,683, $49,683, $479,733, $815,423, $1,483,777, $467,653, $1,148,658, $2,613,880, $47,747, $9,470,047, $6,040,488, $992,633, $6,560,941, $444,287, $130,322, $65,087, $1,787,295, $209,397, $10,018,575, $292,060, $8,959,290, $688,460, $2,874,238, $968,514, $–, $219,093, $2,342, $16,738,102, $4,969,963, $1,543,617, $8,160, $4,086, $2,568,411, $493,058, $22,485,653, $2,141,126, $740,868, $311,920, $151,461, $1,611,792, $748,883, $12,613,481, $2,842,834, $216,805, $133,659, $1,192,677, $1,781,076, $1,419,937, $–, $893,664, $1,145,038, $496,737, $1,954,501, $8,227,875, $112,127, $127,519, $2,066,364, $212,384, $1,309,870, $776,347, $6,046,744, $1,611,338, $1,171,769, $13,778, $1,185,423, $–, $4,614,876, $6,470,732, $3,558,137, $1,884,241, $1,741,331, $343,019, $11,751,109, $3,705,495, $163,282, $2,022,755, $2,156,452, $28,141, $261,086, $208,497, $–, $1,233,303, $2,336,337, $1,650,176, $756,539, $73,605, $1,701,939, $5,704,193, $12,924,218, $5,744,263, $18,853,951, $9,328,221, $14,857,631, $7,823,832, $656,440, $951,554, $3,281,916, $184,439, $3,844,385, $157,636, $822,646, $4,834,186, $1,683,145, $1,348,501, $371,249, $577,528, $150,922, $712,669, $44,396, $42,796, $1,655,999, $168,947, $2,126,070, $2,477, $1,282,020, $800,503, $179,256, $87,080, $2,971,079, $225,073, $798,545, $496,027, $487,454, $2,076,806, $2,827,341, $10,272, $2,009,981, $773,985, $260,373, $6,907,678, $13,706, $29,533, $233,687, $1,890,887, $705, $6,675,431, $352,649, $141,079, $1,351,268, $175,792, $239,608, $5,000,000, $122,223, $1,026,469, $3,739,185, $115,171, $9,266,378, $171,384, $894,410, $837, $45,196, $10,226, $1,504,205, $229,506, $510,507, $8,564,953, $4,040,346, $305,707, $5,553,019, $19,151, $367,900, $3,473,779, $236,775, $6,414,863, $4,285,377, $6,023, $14,852, $141,130, $550,657, $6,015,347, $783,059, $4,449,297, $5,886,205, $896,042, $903,850, $4,008,487, $675,116, $2,036,010, $890,518, $1,948,221, $1,375,230, $1,498,965, $23,844, $494,920, $12,064,782, $956,950, $940,130, $532,783, $243,191, $495,481, $1,097,436, $20,352, $223,457, $129,083, $17,368,314, $14,589,173, $2,114,883, $267,492, $21,751, $1,968,577, $325,255, $1,927,737, $515,409, $276,706, $12,183,833, $4,312,665, $2,988,658, $3,611,204, $4,816,215, $5,967,526, $9,343,471, $3,997, $66,690, $930,423, $469,001 and $4,910,000, respectively, totaling, $737,035,694.
(c)	In the case of Private Equity Investments, geographic region generally refers to where the general partner is headquartered and may be different from where a Private Equity Investment invests or operates.
(d)	Non-income producing security.
(e)	This Private Equity Investment has no redemption provisions, was issued in a private placement transaction and is restricted to resale. This Private Equity Investment invests in middle-market companies.
(f)	The rate shown is the annualized 7-day yield as of December 31, 2022.

1. Organization

Pomona Investment Fund (the “Fund”) was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Pomona Management LLC (the “Adviser” and the “Administrator”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. The Fund seeks long-term capital appreciation by investing principally in private equity investments (“Private Equity Investments”). On August 3, 2017, in connection with the Fund’s revolving credit agreement with Barclays Bank PLC (the "Barclays facility"), Pomona Investment Fund LLC was organized as a Delaware limited liability company and is a wholly owned subsidiary of the Fund.

A board of trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

2. Summary of Significant Accounting Policies

The Fund follows the provisions of Fair Value Measurement set forth in ASC Topic 820 (“ASC 820”). The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. Effective September 8, 2022, the Adviser is designated as the Valuation Designee (the "Valuation Designee") for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.

The Board receives valuation reports from the Valuation Designee on a quarterly basis and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

The Valuation Procedures are applied to all of the Fund’s investments, which primarily consists of the following types of Private Equity Investment strategies:

•	Secondary Investments refer to investments in existing Private Equity assets that are typically acquired in privately negotiated transactions.

•	Primary Investments refer to investments in newly established private equity funds.

•	Seasoned Primary Investments refer to primary investments made after an investment fund has already invested a certain percentage of its capital commitments.

•	Direct Investments/Co-Investments refers to investments in an operating company alongside other investors.

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Private Equity Investments that the Fund makes normally do not have readily available market prices. Determining the fair value of Private Equity Investments and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair values of the Fund’s Private Equity Investments are estimates and are determined by the Valuation Designee in accordance with the Valuation Procedures. If applicable, these estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Private Equity Investment. Ordinarily, the fair value of a Private Equity Investment held by the Fund is based on the net asset value (“NAV”) of that Private Equity Investment reported by its investment manager. If the Valuation Designee determines that the most recent NAV reported by the investment manager of a Private Equity Investment does not represent the fair value or if the investment manager of a Private Equity Investment fails to report a NAV to the Fund, a fair value determination is made by the Valuation Designee in accordance with the Valuation Procedures. This includes adjusting the previous NAV provided by an investment manager with other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date.

In accordance with ASU 2015-07, the Fund is using NAV as a practical expedient. For investments that do not have readily determinable fair values and for which it is not possible to use NAV as a practical expedient, such as certain Direct Investments/Co-Investments, the Administrator will review and value such investments using one or more of the following types of analyses:

•	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.
•	Discounted cash flow analysis, including a terminal value or exit multiple.
•	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.
•	Valuations implied by third-party investment in similar assets or issuers.

Cash

The Fund holds cash at UMB Bank N.A. (the “Custodian”) and JPMorgan Chase Bank, N.A. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash by the Fund.

Short-term Investments

Short-term investments represent investments in money market instruments and money market mutual funds, and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. There are no restrictions on the short-term investments held by the Fund.

Realized Gain/(Loss) on Investments, Interest Income, and Dividend Income

The Fund accounts for realized gains and losses, interest income, and dividend income on distributions received from Private Equity Investments based on the nature of such distributions as determined by each underlying investment manager.

Other Income from Private Equity Investments

The Fund accounts for other income on distributions received from Private Equity Investments based on the nature of such distributions as determined by the underlying investment fund managers.

Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Certain expenses of the Fund attributable to a particular share class will be allocated to the share class to which they are attributable.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Fund’s Administrator to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investments and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held.

3. Fair Value Disclosures

In accordance with ASC 820, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

-	Level 1 – Unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access at the measurement date

-	Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

-	Level 3 – Significant unobservable inputs

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The Fund’s Private Equity Investments are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of December 31, 2022:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investments	$96,256,303	$–	$–	$96,256,303
TOTAL	$96,256,303	$–	$–	$96,256,303

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the U.S. GAAP fair value hierarchy. As of December 31, 2022, $812,428,135 was fair valued utilizing NAV as practical expedient.

As of December 31, 2022 there were no level 3 investments held in the Fund.